Risk management - Spain Real Estate Business Concentration Information (Details) - Construction and property development - SPAIN € in Millions	Jun. 30, 2019 EUR (€)
Distribution of portfolio
Financial assets	€ 3,752
Gross carrying amount
Distribution of portfolio
Financial assets	4,131
Gross carrying amount | Without collateral
Distribution of portfolio
Financial assets	288
Gross carrying amount | With property collateral
Distribution of portfolio
Financial assets	3,843
Gross carrying amount | Buildings | With property collateral
Distribution of portfolio
Financial assets	2,175
Gross carrying amount | Buildings | Residential Property Collateral [Member]
Distribution of portfolio
Financial assets	1,073
Gross carrying amount | Buildings | Non-residential Property Collateral [Member]
Distribution of portfolio
Financial assets	1,102
Gross carrying amount | Construction in progress | With property collateral
Distribution of portfolio
Financial assets	1,133
Gross carrying amount | Construction in progress | Residential Property Collateral [Member]
Distribution of portfolio
Financial assets	804
Gross carrying amount | Construction in progress | Non-residential Property Collateral [Member]
Distribution of portfolio
Financial assets	329
Gross carrying amount | Land [member] | With property collateral
Distribution of portfolio
Financial assets	535
Gross carrying amount | Land [member] | Developed Land Collateral [Member]
Distribution of portfolio
Financial assets	363
Gross carrying amount | Land [member] | Undeveloped Land Collateral [Member]
Distribution of portfolio
Financial assets	€ 172